May 23, 2006
Securities and Exchange Commission
100 F Street, NE
Washington, DC 20549

RE:	Harbor Fund (the “Trust”) File Nos. 33-5852 and 811-4676
Ladies and Gentlemen:
     Attached hereto for electronic filing on behalf of the Trust pursuant to (1) the Securities Act of 1933, as amended (the “1933 Act”), and Rule 485(a) thereunder, (2) the Investment Company Act of 1940, as amended (the “1940 Act”), (3) General Instruction D to Form N-1A and (4) Rule 101(a) of Regulation S-T is a copy of post-effective amendment no. 50 (amendment no. 52 under the 1940 Act) (the “Amendment”) to the Registration Statement on Form N-1A of the Trust including the prospectus and statement of additional information (“SAI”) of the Harbor Global Value Fund (the “Fund”), a newly formed series of the Trust, Part C and exhibits. The Amendment has been manually signed by the persons specified in Section 6(a) of the 1933 Act. Pursuant to Rule 302(b) under Regulation S-T, the Trust will retain the manually executed copy of the Amendment; the electronic copy of the Amendment contains conformed signatures.
     The Amendment is being filed pursuant to paragraph (a)(2) of Rule 485 under the 1933 Act for the purpose of registering shares of a new series of the Trust, Harbor Global Value Fund, on Form N-1A. That Amendment would normally become effective on August 6, 2006, which is 75 days following the filing of this Amendment with the Commission. However, pursuant to Rule 461(a) of the 1933 Act, the Trust and the Trust’s distributor, HCA Securities, Inc., are requesting that the Commission accelerate the Amendment’s effectiveness to August 1, 2006. The formal request of the Trust’s distributor is included with this Amendment. The Trust believes that the new series does not involve any unusual or complicated strategies that warrant particular attention by the staff. In addition, the staff of the Commission has very recently reviewed a post-effective amendment to the Registration Statement for a new series of the Trust.
     The Trust hereby requests that the effectiveness of the post-effective amendment no. 50 on Form N-1A be accelerated so that it may become effective on Tuesday, August 1, 2006.
Request for Selective Review
     Due to similarities in the disclosure contained in the Fund’s Prospectus and SAI (as contained in the Amendment) to the disclosure set forth in the Trust’s prior Prospectus and SAI
One SeaGate, Toledo, OH 43604 ▪ (800) 422-1050 ▪ www.harborfund.com
Distributed by HCA Securities, Inc.

Securities and Exchange Commission
May 23, 2006

(as contained in post-effective amendment No. 49 (amendment No. 51 under the 1940 Act) to the Trust’s registration statement), the Trust hereby requests that the staff of the Commission use the selective review procedures set forth in Release No. 33-6510 (IC-13768) in processing the Amendment. The Trust requests selective review with respect to the entire Amendment except with respect to disclosure contained under the following sections of the Prospectus and SAI, which disclosure is materially different from that contained in the Prior Amendments:
     Prospectus
1.	The “Risk/Return Summary” for the Fund.
     SAI
2.	Disclosure under the section entitled “The Portfolio Managers”.
     For the convenience of the staff of the Commission, a copy of this letter together with hard copies of the Prospectus and SAI has been mailed under separate cover to our examiner of the Division of Investment Management.
     Please note that (i) the Registrant does not involve a master-feeder arrangement and (ii) the Registrant’s operations do not raise novel or complex issues of law or policy different from those associated with any other investment company investing in securities of the type in which the Registrant may invest. One series of the Trust is a money market fund.
     If you have any questions or comments concerning the foregoing or the attached, please contact the undersigned at (419) 249-2920.
Sincerely,
/s/ Jodie L. Crotteau
Jodie L. Crotteau
Assistant Secretary

Cc:	Christopher P. Harvey, Esq. Wilmer Cutler Pickering Hale and Dorr LLP

David G. Van Hooser Mark W. Karchner Charles F. McCain Brian L. Collins Harbor Fund
One SeaGate, Toledo, OH 43604 ▪ (800) 422-1050 ▪ www.harborfund.com
Distributed by HCA Securities, Inc.